Non-Controlling Interests (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Non Controlling Interest [Abstract]
Summary of Non-Controlling Interests

Share of net assets of subsidiaries
HK$
At May 1, 2019	27,110
Share of profit for the year	6,970
Acquisition of non-controlling interest of subsidiaries (note)	(34,080)

At April 30, 2020	—
Share of loss for the year	(6,224)
Exchange differences arising on translation of foreign operations	378
Acquisition of subsidiaries (note 14)	31,032

At April 30, 2021	25,186
Share of loss for the year	(12,883)
Exchange differences arising on translation of foreign operations	(403)
Issue of shares (note 16)	444
Share-based compensation (note 28)	7,123

At April 30, 2022	19,467

Note:
As disclosed in note 2, in December 2019, AMTD Group acquired the remaining 20.87% equity interests in AMTD SCG from non-controlling
shareholders. AMTD Group then transferred 100% equity interests in AMTD RS, AMTD RSG, AMTD IS and AMTD PISG from AMTD SCG to the Company. The non-controlling
interests amounting to HK$34,080 which represented 20.87% of total net assets of AMTD RS, AMTD RSG, AMTD IS and AMTD PISG were reclassified into parent’s net investments as a deemed contribution from AMTD Group and constituted as non-cash
transaction.